DEBT - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	May 25, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Unamortized debt issuance costs		$ 6,120	$ 2,293
Debt extinguishment		2,108	$ 0
Senior Secured Credit Facility | Line of Credit
Debt Instrument [Line Items]
Debt term	5 years
Senior secured revolving credit facility	$ 275,000
Discount amount	4,200	3,700
Debt issuance costs, before amortization	3,500
Unamortized debt issuance costs		$ 2,400
Senior Secured Credit Facility | Line of Credit | Secured Debt
Debt Instrument [Line Items]
Debt instrument, face amount	$ 225,000
Discount as a percentage	1.80%
Discount amount	$ 4,200
Payment of original principal amount paid quarterly		1.00%
Senior Secured Credit Facility | Line of Credit | Secured Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate		5.00%
Senior Secured Credit Facility | Line of Credit | Secured Debt | Base Rate
Debt Instrument [Line Items]
Variable rate		4.00%
Senior Secured Credit Facility | Line of Credit | Revolving credit facility
Debt Instrument [Line Items]
Senior secured revolving credit facility	$ 50,000
Per annum commitment fee		0.50%
Effective rate		6.29%
Unamortized debt issuance costs		$ 800
Senior Secured Credit Facility | Line of Credit | Revolving credit facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate	5.00%	4.25%
Alternate base rate		1.00%
Senior Secured Credit Facility | Line of Credit | Revolving credit facility | Fed Funds Effective Rate Overnight Index Swap Rate
Debt Instrument [Line Items]
Alternate base rate		0.50%
Senior Secured Credit Facility | Line of Credit | Revolving credit facility | Base Rate
Debt Instrument [Line Items]
Variable rate		3.25%
Stated rate		1.75%
Monroe Facility | Line of Credit | Revolving credit facility
Debt Instrument [Line Items]
Senior secured revolving credit facility		$ 15,000
Aggregate principal amount extinguished		$ 210,000